Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	1-38519
Entity Registrant Name	AgeX Therapeutics, Inc.
Entity Central Index Key	0001708599
Entity Tax Identification Number	82-1436829
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 Marina Village Parkway,
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(510)
Local Phone Number	671-8370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true